Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information	Lease costs are generally fixed, with certain contracts containing variable payments for non-lease costs based on usage and escalations in the lessors’ annual costs.
Lease Period
Printer	March 26, 2018 to March 25, 2024
Office (Ichigaya)	September 17, 2022 to March 29, 2026
Office (Akasaka)	October 1, 2022 to March 31, 2026
Residence (Harumi)	September 18, 2024 to September 17, 2026

As of September 30, 2024 and 2023, the following amounts were recorded on the Consolidated Balance Sheets relating to the Company’s operating leases.

	Yen in thousands
	As of September 30,
	2024	2023
Right-of-Use Assets
Operating lease assets	¥10,465	¥2,774
Lease Liabilities
Operating lease liabilities - Current	¥(5,414)	¥(2,774)
Operating lease liabilities - Non-current	¥(4,375)	¥—

Supplemental balance sheet information related to leases consisted of the following:

	As of September 30,
	2024	2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.8	0.9
Weighted average discount rate	1.45%	0.05%

Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases

Future minimum lease payments under non-cancelable leases as of September 30, 2024, were as follows (in thousand yen):

2025	¥5,520
2026	4,404
Total lease payments	9,924
Less amounts representing interest	(135)
Present value of lease payments	9,789
Less: current portion	(5,414)
Non-current lease liabilities	¥4,375